SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 9.   SUBSEQUENT EVENTS

In April 2014, the Company entered into and closed subscription agreements (the “Subscription Agreements”) with accredited investors (the “Investors”), pursuant to which the Company sold an aggregate of 2,750,000 shares of common stock and five-year warrants to purchase an aggregate of 1,375,000 shares of common stock to the Investors at an exercise price of $0.40 per share for an aggregate purchase price of $550,000 (the “April 2014 Private Placement”). The Company retained Palladium Capital Advisors, LLC as the placement agent for the April 2014 Private Placement (the “Placement Agent”). The Company paid the Placement Agent a fee of $20,000 and issued to the Placement Agent 100,000 shares of common stock and 50,000 warrants with the same terms as the warrants issued to the Investors.

In connection with the April 2014 Private Placement, the Company entered into a registration rights agreement with the Investors, pursuant to which the Company agreed to file a registration statement to register for resale the shares of common stock sold to the Investors in the Private Placement, within 90 days of the termination date for the Private Placement, and to have such registration statement declared effective within 120 days thereafter.

In connection with the April 2014 Private Placement, the Company issued (a) 134,200 shares of common stock to Mr. Darrin Ocasio, a partner at SRFF, and (b) 334,400 shares of common stock to RedChip and (c) 202,400 shares of common stock to Objective Equity. The shares were valued at $0.20 and the Company incurred $134,200 as consideration for services performed in connection with the raising of the funds.

Subsequent to March 31, 2014, the Company amended the terms of its original agreement with SRFF (See Note 7), whereby it agreed to issue SRFF 162,500 warrants to purchase common stock containing the same terms as the warrants issued in the April 2014 Private Placement. As disclosed in Note 6, the Company has included the value of these warrants of $57,190 as derivative liabilities on its condensed consolidated balance sheet as of March 31, 2014.

NOTE 11.  SUBSEQUENT EVENTS

On January 8, 2014, the Company issued (a) 3,550,000 shares of common stock in connection with the cash proceeds received in the Private Placement received in December 2013, (b) 36,596 shares of common stock in exchange for the cancellation of $7,520 in notes payable, (c) 264,000 shares of common stock for placement agent services and (d) 1,630,200 shares of common stock for other services. In connection with the foregoing the Company relied upon the exemption from registration provided by Section 4(a)(2) under the Securities Act of 1933, as amended, for transactions not involving a public offering.

On March 10, 2014, the Company entered into an agreement with John Carris Investments, LLC (“John Carris”) to act on behalf of the Company as its non-exclusive placement agent and assist the Company in raising up to a maximum of $3.5 million.  In consideration for such services, the Company will pay John Carris (a) a cash placement fee of 10% of the total purchase price of securities sold, including all amounts received by the Company upon exercise of any warrants issued in such raise, (b) a non-accountable expense allowance in the amount of 2% of the aggregate consideration received by the Company, and (c) warrants in an aggregate amount equal to 8% of the number of common shares issued by the Company in a raise.  The agreement terminates on June 10, 2014.

On January 31, 2014, the Company amended its original private placement memorandum dated September 30, 2013 to (a) increase the amount the Company is offering to $3,500,000 from $2,500,000 and (b) to add a warrant to the offering to purchase one share of Common Stock at an exercise price of $0.40 and exercisable for a period of sixty (60) months after initial exercise date.  To date, no additional proceeds other than as disclosed in Note 1, have been raised under the Private Placement.